UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC
Address:     230 Park Avenue, 7th Floor     New York     New York     10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joshua G. Welch
Title:       Managing Member
Phone:       212-499-2938

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch                New York, NY      14th day of February, 2005
-------------------------------
[Signature]                        [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3

Form 13F Information Table Entry Total:            20

Form 13F Information Table Value Total:     $  38,675
                                            ---------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number            Name
---            --------------------            ----
1.             028-10412                       Vicuna Master US L.P.
2.             028-10414                       Vicuna Partners LLC
3.             028-10415                       Joshua G. Welch

                                                      FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE      SHARES/   SH/  PUT/    INVSTMT        OTHER           VOTING AUTHORITY
NAME OF ISSUER         CLASS      CUSIP      (X$1000)    PRN AMT   PRN  CALL    DSCRETN       MANAGERS      SOLE     SHARED     NONE
--------------        --------    -----      --------    -------   ---  ----    -------       --------      ----     ------     ----
CNA FINANCIAL CORP      COM      126117100    1,763        66000   SH           SHARED-DEFINED     123     66000
MERCURY GENERAL CORP    COM      589400100    5,801        96820   SH           SHARED-DEFINED     123     96820
SNAP-ON INC             COM      833034101    1,550        45100   SH           SHARED-DEFINED     123     45100
LIMITED BRANDS INC      COM      532716107      748        32500   SH           SHARED-DEFINED     123     32500
KMART HOLDING INC       COM      498780105    2,370        24000   SH           SHARED-DEFINED     123     24000
CARMAX INC              COM      143130102    2,074        66800   SH           SHARED-DEFINED     123     66800
BERKSHIRE HATAHAWAY
  INC CL B              COM CL B 084670207    1,747          595   SH           SHARED-DEFINED     123       595
CBRL GROUP INC          COM      12489V106    4,812       115000   SH           SHARED-DEFINED     123    115000
FAMOUS DAVES OF
  AMERICA INC           COM      307068106    4,267       335700   SH           SHARED-DEFINED     123    335700
INTERNATIONAL SPEEDWAY
  CORP CL A             COM CL A 460335201    1,670        31700   SH           SHARED-DEFINED     123     31700
MARTHA STEWART LIVING
  OMNIMEDIA INC CL A    COM CL A 573083102    1,368        47162   SH           SHARED-DEFINED     123     47162
PEGASUS COMMUNICATIONS  COM CL A 705904605    1,747       188800   SH           SHARED-DEFINED     123    188800
SEARS ROEBUCK & CO      COM      812387108    3,128        61300   SH           SHARED-DEFINED     123     61300
PIER 1 IMPORTS          COM      720279108    1,044        53000   SH           SHARED-DEFINED     123     53000
AUTONATION INC          COM      05329W102      826        43000   SH           SHARED-DEFINED     123     43000
AUTOZONE INC            COM      053332102    1,753        19200   SH           SHARED-DEFINED     123     19200
CARDINAL HEALTH INC     COM      14149Y108      567         9750   SH           SHARED-DEFINED     123      9750
ENSTAR GROUP INC        COM      29358R107      625        10000   SH           SHARED-DEFINED     123     10000
MOHAWK GROUP INDUSTRIES
  INC                   COM      608190104      548         6000   SH           SHARED-DEFINED     123      6000
CLEAR CHANNEL           COM      184502102      268         8000   SH           SHARED-DEFINED     123      8000
                                             ------
                                             38,675
                                             ======